RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - HDSI [Member] - CAD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Statement [Line Items]
Services received based on management services agreement	$ 52,923	$ 49,397	$ 77,603
Office lease	20,190	6,342	0
Reimbursement of third party expenses paid	16,099	6,134	27,075
Total	$ 83,241	$ 61,873	$ 104,678